Stock compensation expense	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock compensation expense	Stock compensation expense
The Company issues stock options (incentive stock options (“ISOs”) and non-statutory stock options (“NSOs”)) and restricted stock awards (“RSAs”) to employees and key advisors under the Company’s 2019 Equity Incentive Plan, which has been approved by the board of directors. Granted stock options do not expire for 10 years and have vesting periods ranging from 7 to 60 months. The holder of the stock option may purchase one share of common stock.
Stock-based compensation expense for the three months ended June 30, 2021 and 2020 was $3.7 million and $0.3 million, respectively. Stock-based compensation expense for the six months ended June 30, 2021 and 2020 was $6.0 million and $0.6 million, respectively.
Stock options (ISO and NSO)
During the six months ended June 30, 2021, the Company had the following stock option activity:

	Number of Stock Options	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (In years)	Aggregate Intrinsic Value ($)

Outstanding as of December 31, 2020	4,447,546	$3.17	8.5	$51,186
Granted	769,500	4.25	9.5
Exercised	(524,875)	2.61	7.52
Cancelled or forfeited	(119,643)	3.79	8.5
Outstanding as of June 30, 2021	4,572,528	$3.40	8.25	$237,993

Options exercisable as of June 30, 2021	1,430,618	$2.67	7.73	$75,505
Restricted stock awards (RSAs)
During the six months ended June 30, 2021, the Company had the following nonvested RSA activity:

	Number of RSAs	Average Grant Date Fair Value ($)
Nonvested at December 31, 2020	258,862	$3.12
Granted	—	—
Exercised	(71,761)	2.19
Cancelled or Forfeited	—	—
Nonvested at June 30, 2021	187,101	$3.48
Stock compensation expense
The Company issues stock options (incentive stock options (“ISOs”) and non-statutory stock options (“NSOs”)) and restricted stock awards (“RSAs”) to employees and key advisors under the Company’s 2019 Equity Incentive Plan, which has been approved by the board of directors. Granted stock options do not expire for 10 years and have vesting periods ranging from 7 to 60 months. The holder of the stock option may purchase one share of common stock.
Stock-based compensation expense for the years ended December 31, 2020, 2019 and 2018 was $2.5 million, $0.9 million and $0.1 million, respectively.
Stock options (ISO and NSO)
Following are the weighted average assumptions utilized in the valuation of grants issued:

	Year ended December 31
	2020	2019	2018
Volatility	38.0%	31.1%	31.1%
Dividend yield	0.0%	0.0%	0.0%
Expected term (years)	6.1	7.0	7.2
Risk free rate	0.8%	2.5%	2.7%
During the year ended December 31, 2020, the Company had the following stock option activity:

	Number of Stock Options	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (In years)	Aggregate Intrinsic Value ($)
Outstanding as of December 31, 2017	448,440	$0.14	8.20	$26,916
Granted	360,912	0.17	9.26
Exercised	(41,058)	0.15	8.79
Cancelled or forfeited	(82,973)	0.14	8.80
Outstanding as of December 31, 2018	685,321	$0.15	8.65	$44,648

Options exercisable as of December 31, 2018	172,085	$0.14	8.43	$12,660

Outstanding as of December 31, 2018	685,321	0.15	8.65
Granted	3,355,730	2.97	9.14
Exercised	(201,196)	0.68	8.06
Cancelled or forfeited	(315,660)	2.26	8.71
Outstanding as of December 31, 2019	3,524,195	$2.62	8.96	$4,734,928

Options exercisable as of December 31, 2019	591,888	$1.11	7.98	$1,684,495

Outstanding as of December 31, 2019	3,524,195	2.62	8.96
Granted	1,594,720	4.25	9.57
Exercised	(216,641)	1.90	7.67
Cancelled or forfeited	(454,728)	3.26	8.45
Outstanding as of December 31, 2020	4,447,546	$3.17	8.50	$51,185,926

Options exercisable as of December 31, 2020	1,736,209	$2.24	7.81	$21,606,639
The total fair value of options vested during the years ended December 31, 2020, 2019 and 2018 were $1.5 million, $0.3 million and $0.1 million, respectively.
The weighted-average grant date fair value of stock options granted during the years ended December 31, 2020, 2019, and 2018 were $8.42, $1.14 and $0.07, respectively.
As of December 31, 2020, there was $13.5 million of stock-based compensation expense that had yet to be recognized related to nonvested stock option grants. The weighted-average period over which this unrecognized stock-based compensation expense is expected to be recognized is 2.54 years.
Restricted stock awards (RSAs)
Following is activity for nonvested RSAs:

	Number of RSAs	Average Grant Date Fair Value ($)
Nonvested at December 31, 2017	224,010	$0.14
Granted	10,000	0.14
Exercised	(78,420)	0.14
Cancelled or Forfeited	—	—
Nonvested at December 31, 2018	155,590	0.14
Granted	346,737	2.17
Exercised	(89,897)	0.96
Cancelled or Forfeited	—	—
Nonvested at December 31, 2019	412,430	$2.81
Granted	—	—
Exercised	(153,568)	2.30
Cancelled or Forfeited	—	—
Nonvested at December 31, 2020	258,862	$3.12
The total fair value of RSAs which vested in the years ended December 31, 2020, 2019 and 2018 was $0.4 million, $0.1 million and $0.0 million, respectively.
As of December 31, 2020, there was $0.8 million of stock-based compensation expense that had yet to be recognized related to nonvested RSAs. The weighted-average period over which this unrecognized stock-based compensation expense is expected to be recognized is 2.59 years.